Earnings (Loss) Per Share - Calculation of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Common shareholders’ net income (loss) for basic earnings per share	$ 3,472	$ 3,049
Add: Increase in income due to convertible instruments	10	10
Common shareholders’ net income (loss) on a diluted basis	$ 3,482	$ 3,059
Weighted average number of common shares outstanding for basic earnings per share (in millions) (in shares)	563	579
Add: Dilutive impact of stock options (in millions) (in shares)	1	0
Dilutive impact of convertible instruments (in millions) (in shares)	2	3
Weighted average number of common shares outstanding on a diluted basis (in shares)	566	582
Basic earnings (loss) per share (in CAD per share)	$ 6.17	$ 5.27
Diluted earnings (loss) per share (in CAD per share)	$ 6.15	$ 5.26
Share options
Earnings per share [line items]
Stock options excluded from computation of earnings per share (in shares)	0	1